Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment

	December 31
	2023	2024
	US$	US$
Cost:
Land	67,640	67,640
Buildings	28,668	28,507
Machinery and equipment	61,997	75,326
Furniture and fixtures	9,104	9,506
Leasehold and buildings improvement	8,360	9,590
Software	56,241	69,854

Total	232,010	260,423

Accumulated depreciation:
Buildings	6,544	7,172
Machinery and equipment	41,906	51,791
Furniture and fixtures	6,532	7,148
Leasehold and buildings improvement	6,029	6,488
Software	51,643	62,680

	112,654	135,279
C onstruction in progress	48,061	63,254

	167,417	188,398